Long-term debt (Narrative) (Details) R$ in Thousands, $ in Thousands													9 Months Ended	12 Months Ended
	Apr. 11, 2017 USD ($)	Mar. 29, 2017 USD ($)	Mar. 29, 2017 USD ($)	Mar. 16, 2017 USD ($)	Jul. 13, 2016	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	May 05, 2016	Apr. 21, 2016	Jan. 29, 2016	Nov. 30, 2015	Nov. 25, 2015	Apr. 24, 2012 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2017 USD ($)	Mar. 29, 2016 BRL (R$) lender instrument	Mar. 29, 2016 USD ($) lender instrument	Sep. 27, 2013 USD ($)	Apr. 24, 2012 USD ($)
Debt Instrument [Line Items]
Deferred financing costs														$ 4,019	$ 4,641
Interest expense														$ 52,868	68,357	$ 66,880
2016 Notes
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt | R$													R$ 675,000
Deferred financing costs																					$ 3,699
Redemption price (as a percent)					100.00%			97.00%	100.00%	97.75%	93.75%	93.75%
2023 Notes
Debt Instrument [Line Items]
Deferred financing costs																				$ 3,313
Aggregate principal amount issued																				$ 473,800
Redemption price, principal amount redeemed				$ 80,000			$ 80,000
Redemption price (as a percent)		107.00%		104.00%		101.00%	98.00%
Redemption price, percentage of principal amount redeemed			11.60%			16.90%
Redemption price, amount		$ 48,885	$ 48,885			$ 80,800
Early tender payment			$ 3,187			$ 800
2027 Notes
Debt Instrument [Line Items]
Deferred financing costs																	$ 3,001
Aggregate principal amount issued																	$ 265,000
Secured Loan Agreement
Debt Instrument [Line Items]
Repayment of secured loan agreement	$ 169,700
Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Deferred financing costs																			$ 3,243
Long-term debt																		R$ 613,850	$ 167,262
Number of lenders | lender																		5	5
Cross-Currency Interest Rate Swaps | Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Number of instruments held | instrument																		5	5
Accrued interest															6,921	18,177
Interest expense															$ 9,491	$ 24,696
CDI | Cross-Currency Interest Rate Swaps | Secured Loan Agreement | Subsidiaries
Debt Instrument [Line Items]
Basis point spread on variable rate (as a percent)																		4.50%	4.50%